SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2012
Building [Member]
Property, Plant and Equipment, Useful Life	30 years
Machinery [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Software [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Electronic and Other Equipments [Member]
Property, Plant and Equipment, Useful Life	5 years